Stockholders' Deficit - Common Stock (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Apr. 30, 2023 $ / shares	Dec. 31, 2021 $ / shares shares
Class A common stock
Stockholders' Deficit
Common stock, shares authorized	200,000,000	200,000,000		200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Class A common stock subject to possible redemption
Stockholders' Deficit
Class A common stock subject to possible redemption, outstanding (in shares)	4,039,934	34,500,000		34,500,000
Class A common stock not subject to possible redemption
Stockholders' Deficit
Common stock, shares authorized		200,000,000		200,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Common stock, shares issued	0	0		0
Common stock, shares outstanding	0	0		0
Class B common stock
Stockholders' Deficit
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	8,625,000	8,625,000		8,625,000
Common stock, shares outstanding	8,625,000	8,625,000		8,625,000
Restrictions on transfer period of time after business combination completion	1 year	1 year
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D	30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences	150 days	150 days
Ratio to be applied to the stock in the conversion	20.00%	20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares	$ 12.00	$ 12.00